UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

One Tower Bridge

100 Front Street, Suite 1100

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Barry Fink, Esq.

Morgan Stanley Investment Management Inc.

1221 Avenue of the Americas

New York, NY 10020

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (610) 260-7600

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2005

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners' Capital
Investment Funds

Convertible Arbitrage
KBC Convertible Opportunities Fund L.P.	7/1/2002	$8,078,528	$7,881,820	0.40%
Lydian Partners II L.P.	7/1/2002	23,750,000	28,527,326	1.46

Total Convertible Arbitrage		31,828,528	36,409,146	1.86

Credit Trading and Capital Structure Arbitrage
Artesian Credit Arbitrage Total Return Fund LP	4/1/2004	20,000,000	21,464,231	1.10
Blue Mountain Credit Alternatives Fund L.P.	6/1/2004	37,500,000	35,512,876	1.82
D.E. Shaw Laminar Fund, L.L.C.	7/1/2002	28,750,000	56,603,948	2.90
Fir Tree Recovery Fund, L.P.	7/1/2002	15,500,000	23,831,396	1.22
KBC Credit Arbitrage Fund L.P.	1/1/2003	7,157,927	8,476,336	0.43
KBC Return Enhancement Fund L.P.	9/1/2003	12,156,178	11,078,634	0.57
Mariner—Credit Risk Advisors Relative Value Fund, LP	9/1/2003	13,000,000	14,649,250	0.75
Par IV Fund, L.P.	11/1/2004	12,000,000	13,013,982	0.67
Pequot Credit Opportunities Fund, L.P.	7/1/2003	13,809,384	14,917,223	0.76
Plainfield Special Situations Onshore Feeder Fund LP	8/1/2005	30,000,000	30,867,257	1.58
Solent Relative Value Credit Fund L.P.	11/1/2004	34,000,000	35,210,433	1.80
Trilogy Financial Partners, L.P.	1/1/2003	8,000,000	10,609,801	0.54

Total Credit Trading and Capital Structure Arbitrage		231,873,489	276,235,367	14.14

Fixed Income Arbitrage
Endeavour Fund I LLC	3/1/2004	24,450,000	26,047,204	1.33
The Precept Domestic Fund II, L.P.	11/1/2004	20,971,155	19,493,471	1.00
Vega Relative Value Fund Limited	7/1/2002	24,750,000	28,602,994	1.46

Total Fixed Income Arbitrage		70,171,155	74,143,669	3.79

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2005

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners' Capital
Investment Funds (continued)

Long Only Distressed
Avenue Asia Investments, L.P.	7/1/2002	$18,100,000	$27,311,106		1.40%
Avenue Europe Investments, L.P.	8/1/2004	18,000,000	20,007,256		1.02
ORN European Distressed Debt Fund LLC	11/1/2003	9,131,840	12,038,649		0.62

Total Long Only Distressed		45,231,840	59,357,011		3.04

Long-Short
Amici Associates, L.P.	5/1/2004	20,000,000	22,598,763		1.16
Atlas Capital (QP), L.P.	8/1/2004	27,000,000	28,419,053		1.45
Bryn Mawr Capital, L.P.	10/1/2002	9,987,725	12,342,822		0.63
Delta Institutional, LP	3/1/2004	32,400,000	44,734,099		2.29
Durban Capital, L.P.	7/1/2004	7,750,000	8,205,322		0.42
Elm Ridge Capital Partners, L.P.	7/1/2004	14,000,000	14,929,377		0.76
FrontPoint Healthcare Fund, L.P.	5/1/2003	22,000,000	25,578,357		1.31
Gotham Asset Management (U.S.), L.P.	8/1/2003	14,500,000	17,584,066		0.90
Highbridge Long/Short Equity Fund, L.P.	1/1/2005	29,000,000	30,665,036		1.57
Intrepid Capital Fund (QP), L.P.	7/1/2004	15,500,000	16,999,559		0.87
Karsch Capital II, LP	5/1/2004	21,000,000	24,619,697		1.26
Lancer Partners, L.P.	7/1/2002	15,625,000	—	(a)	0.00
Lansdowne Global Financials Fund, L.P.	10/1/2004	36,000,000	45,225,586		2.31
Maverick Fund USA, Ltd.	7/1/2002	21,875,000	27,227,519		1.39
Tiger Consumer Partners, L.P.	9/1/2003	5,000,000	5,275,949		0.27
Tiger Global, L.P.	1/1/2003	6,500,000	11,355,847		0.58
Trivium Institutional Onshore Fund, LP	6/1/2004	27,058,189	28,738,470		1.47
Value Partners China Hedge Fund LLC	2/1/2005	8,000,000	8,259,531		0.42

Total Long-Short		333,195,914	372,759,053		19.06

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2005

Description	First Acquisition Date	Cost	Fair Value		Percent of Partners' Capital
Investment Funds (continued)

Mortgage Arbitrage
Ellington Mortgage Partners, L.P.	7/1/2002	$40,750,000	$54,076,044		2.77%
Highland Opportunity Fund, L.P.	8/1/2002	44,500,000	48,436,062		2.48
Metacapital Fixed Income Relative Value Fund, L.P.	7/1/2003	33,000,000	34,801,080		1.78
MKP Partners, L.P.	10/1/2004	41,000,000	40,716,556		2.08
Parmenides Fund, L.P.	9/1/2003	38,000,000	41,964,848		2.15
Safe Harbor Fund, L.P. (b)	7/1/2002	18,750,000	8,800,416	(a)	0.45
Smith Breeden Mortgage Partners L.P.	12/1/2004	6,500,000	6,606,707		0.34
Structured Servicing Holdings, L.P.	7/1/2002	17,825,940	26,297,049		1.35

Total Mortgage Arbitrage		240,325,940	261,698,762		13.40

Multi-Strategy
Amaranth Partners L.L.C.	11/1/2004	60,000,000	68,865,733		3.52
AQR Absolute Return Instititutional Fund, L.P.	7/1/2002	24,750,000	29,641,709		1.52
Brevan Howard L.P.	8/1/2004	23,000,000	25,544,027		1.31
Citadel Wellington LLC	7/1/2002	76,250,000	92,701,872		4.74
D.E. Shaw Composite Fund, L.L.C.	9/1/2005	44,000,000	44,836,000		2.29
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	34,000,000	41,537,608		2.12
HBK Fund L.P.	7/1/2002	56,661,678	70,457,000		3.60
Jet Capital Arbitrage and Event Fund I, L.P.	1/1/2003	18,000,000	20,875,580		1.07
K Capital II, L.P.	1/1/2003	22,000,000	22,817,138		1.17
Nisswa Fund L.P.	7/1/2002	4,290,248	3,920,113		0.20
Nylon Flagship Fund L.P.	2/1/2005	43,000,000	40,950,933		2.10
Oak Hill CCF Partners, L.P.	2/1/2005	20,000,000	20,439,694		1.05
OZ Domestic Partners, L.P.	7/1/2002	37,500,000	54,360,365		2.78
Polygon Global Opportunities Fund LP	7/1/2005	52,000,000	55,371,164		2.83
Q Funding III, L.P.	7/1/2002	9,912,040	18,094,735		0.93
Sagamore Hill Partners L.P.	7/1/2002	41,750,000	47,634,969		2.44
Severn River Capital Partners, LP	8/1/2004	5,000,000	4,762,156		0.24
The Animi Fund, LP	10/1/2003	31,000,000	32,101,764		1.64

Total Multi-Strategy		603,113,966	694,912,560		35.55

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2005

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners' Capital
Investment Funds (continued)

Other Arbitrage
Laxey Investors L.P.	9/1/2004	$36,000,000	$40,804,679	2.09%
Western Investment Hedged Partners L.P.	11/1/2003	6,600,000	7,544,388	0.39
Western Investment Institutional Partners LLC	4/1/2004	2,000,000	2,222,021	0.11

Total Other Arbitrage		44,600,000	50,571,088	2.59

Risk Arbitrage
Empyrean Capital Fund, LP	7/1/2004	19,500,000	20,793,486	1.06

Total Risk Arbitrage		19,500,000	20,793,486	1.06

Statistical Arbitrage
IKOS, LP Equity Class	7/1/2002	25,206,130	29,248,220	1.50
Thales Fund, L.P.	7/1/2002	4,562,254	5,667,962	0.29

Total Statistical Arbitrage		29,768,384	34,916,182	1.79

Total Investments in Investment Funds		1,649,609,216	1,881,796,324	96.28

Purchased Options
Iboxx CDX Swaption expires 12/20/05		127,400	133,708	0.01
Iboxx CDX Swaption expires 12/20/05		122,500	76,336	0.00
Iboxx CDX Swaption expires 12/20/05		62,400	37,389	0.00
Iboxx CDX Swaption expires 12/20/05		273,000	12,936	0.00
Iboxx CDX Swaption expires 12/20/05		401,500	22,953	0.00

Total Purchased Options		986,800	283,322	0.01

Short-Term Investments
State Street Euro Dollar Time Deposit
3.00% due 10/03/05		16,631,992	16,631,992	0.85

Total Short-Term Investments		16,631,992	16,631,992	0.85

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2005

Description	Cost	Fair Value	Percent of Partners' Capital
Total Investments in Investment Funds, Options and Short-Term Investments	$1,667,228,008	$1,898,711,638	97.14%

Other Assets, less Liabilities		55,926,930	2.86

Total Partners’ Capital		$1,954,638,568	100.00%

Underlying Investment Fund	Swap Counterparty	Maturity Date	Notional Amount	Unrealized Appreciation
Total Return Swaps
The Carrousel Fund Limited	UBS AG	^	$13,366,399	$718,124
HBK Fund L.P.	Deutsche Bank AG	^	35,000,000	1,968,553

				$2,686,677

Detailed information about the Investment Funds’ portfolios is not available.

(a)	Fair valued by Morgan Stanley AIP GP LP, the Registrant's investment adviser.
(b)	In liquidation.
^	Perpetual maturity. Resets quarterly.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s last fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect or is reasonably likely to materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 18, 2005

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 18, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 18, 2005